Revenue Interest Financing, Side Letter, and PIPE Conversion Option - Additional Information (Details) $ / shares in Units, $ in Thousands						3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 02, 2027	Jan. 01, 2027 USD ($)	Dec. 31, 2026	Dec. 30, 2026 USD ($)	Feb. 09, 2023 USD ($) Days $ / shares	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2026	Apr. 17, 2024 USD ($)	Apr. 16, 2024 USD ($)	Aug. 01, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain in fair value of revenue interest financing						$ 6,700	$ 5,400
Change in fair value of revenue interest financing						5,800	600	$ (700)
Revenue Interest Financing Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues interest financing liability					$ 40,000			40,000				$ 40,000
Pre payments percentage					165.00%
Gain in fair value of revenue interest financing								3,400
Change in fair value of revenue interest financing								(700)
Royalty payments						3,600	3,600	1,092
Issuance costs												1,200
Stock price | $ / shares					$ 250
Revenue Interest Financing Agreement | Previously Reported [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price | $ / shares					$ 250
Revenue Interest Financing Agreement | December 31, 2027
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payments percentage					100.00%
Revenue Interest Financing Agreement | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of annual net sales					6.00%
Remittance of revenue interest payments percentage					10.00%
Revenue interest payments percentage					260.00%
Volume weighted average price per share | $ / shares					$ 176
Conversion of PIPE subscription to revenue interest finance					$ 7,500			$ 7,500
Trading days | Days					30
Conversion of PIPE investment to revenue interest finance					$ 7,500	7,500	7,500
Revenue Interest Financing Agreement | Maximum | Previously Reported [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Volume weighted average price per share | $ / shares					$ 176
Revenue Interest Financing Agreement | Maximum | December 31, 2030
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payments percentage					240.00%
Revenue Interest Financing Agreement | Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue interest payments percentage					100.00%
Trading days | Days					20
Revenue Interest Financing Agreement | Minimum | December 31, 2030
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue interest payments percentage					240.00%
Revenue Interest Financing Agreement | PIPE Conversion Option
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issue-date estimated fair value												$ 3,300
RIFA Amendment
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of revenue interest financing agreement						38,500	38,500
Fair value of pipe conversion option						$ 9,900	$ 9,900
Revenue Interest Financing Agreement Remeasured Value										$ 39,000	$ 33,000
PIPE Conversion Option Remeasured Value										$ 4,600	$ 6,600
RIFA Amendment | Forecast
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of net sales			12.00%	6.00%
Percentage of Increase in Net Sales	12.00%	10.00%
Percentage of Internal Rate of Return									20.00%
RIFA Amendment | Maximum | Forecast
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sales Revenue Net				$ 100,000
Increase in Sales Revenue Net		$ 100,000